ACQUISITIONS	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITIONS

NOTE 4:ACQUISITIONS

a.Septa Communications LLC

On March 28, 2019, the Company consummated the acquisition of 100% of the shares of Septa Communications LLC, also known as “Captain Growth”.

Captain Growth is a Ukrainian-based start-up that has developed a proprietary AI platform to better connect and deliver relevant campaign messages through the entire ad journey.

Total consideration for the acquisition was $1,200 paid in cash at closing.

b.Content IQ LLC

On January 14, 2020, the Company consummated the acquisition of Content IQ LLC (“Content IQ”), a privately held company founded in 2014, based in New York City. Content IQ has created data algorithm and analytics tools that deconstruct content, revenue and distribution to solve current major digital publishing challenges.

The total consideration for the acquisition was $37,838, comprised of $15,000 paid in cash at closing and a contingent consideration (with a maximum amount of up to $47,050), tied to revenues and EBITDA-based metrics over a period of two years, estimated at fair value of $22,838 at the acquisition date. As of December 31, 2020, the contingent consideration is estimated at fair value of $19,546. The change in fair value of the contingent consideration was recorded to general and administrative expenses. In addition, the acquisition includes a retention-based component of up to $11,000.

F - 25

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value
Property and equipment, net	$4
Technology	12,483
Customer Relationship	4,243
Deferred Taxes	(2,253)
Goodwill	23,361
Net assets acquired	$37,838

Technology includes publishing orchestration system with proprietary data algorithms and analytic tools which deconstruct content, revenue and distribution to solve digital publishing challenges. The technology is amortized over the estimated useful life of 5 years using the straight-line method.

Customer relationships is derived from customer contracts and related customer relationships with existing customers. Customer relationships is amortized based on the accelerated method over the estimated useful life of 7 years.

The following table represents the pro-forma condensed unaudited consolidated statements of operations as if the acquisition completed during the years ended December 31, 2019 and 2020, had been included in the condensed consolidated statements of operations of the Company for the years ended December 31, 2019 and 2020:

	Year ending
	December 31,
	2020	2019

Revenues	$329,068	$299,871
Net Income	$8,079	$3,985

The pro-forma results have been calculated after applying the Company’s accounting policies and adjusting the results of all acquisitions to reflect the additional payroll related expenses, revaluation of the earnout liability and depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment and intangible assets had been applied since the acquisitions date, together with the consequential tax effects.

The pro-forma results are based on estimates and assumptions, which the Company believes are reasonable. The pro-forma results are not the results that would have been realized had the acquisitions actually occurred on January 1, 2019 and 2020, are not necessarily indicative of the Company’s condensed consolidated statements of operations in future periods.

F - 26

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

c.Pub Ocean

On July 22, 2020, the Company acquired the net assets of Pub Ocean Limited, also known as “Pub Ocean” (the "Pub Ocean Acquisition"), a rapidly growing digital publisher-focused technology company with scalable content distribution and real-time revenue analytics technology.

The total consideration for the acquisition was $13,399, comprised of $4,000 paid in cash at closing and a contingent consideration (with a maximum amount of up to $17,000), tied to financial targets over a two-year period, estimated at fair value of $9,399 at the acquisition date. As of December 31, 2020, the contingent consideration is estimated at fair value of $12,313. The change in fair value of the contingent consideration was recorded to general and administrative expenses. In addition, the acquisition includes a retention-based component of up to $1,000.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value
Property and equipment, net	$15
Other creditors	(25)
Technology	9,618
Customer Relationship	658
Goodwill	3,133
Net assets acquired	$13,399

Technology includes content recommendation system based on proprietary data algorithms and analytic tools which complement the technology offered by Content IQ. The technology is amortized over the estimated useful life of 5 years using the straight-line method.

Customer relationships is derived from customer contracts and related customer relationships with existing customers. Customer relationships is amortized based on the accelerated method over the estimated useful life of 7 years.

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated statements of operations.

In connection with the Pub Ocean Acquisition, the Company amended the Content IQ Membership Interest Purchase Agreement (“MIPA”). Under the terms of the amended MIPA, it was agreed with the sellers of Content IQ (“the Sellers”), that (i) revenues and EBITDA of Pub Ocean will be attributed towards Sellers’ revenue and EBITDA targets under the MIPA with Perion; and (ii) Sellers will bear 40% of the cost of milestone payments that are ultimately payable to Pub Ocean under the Asset Acquisition agreement, which will be paid solely by deductions from their own earn-out payments and certain escrowed amounts.